Basis of presentation (Tables)	12 Months Ended
Dec. 31, 2024
Basis of Presentation [Line Items]
Summary of foreign exchange rates	The Group used the following exchange rates to convert the financial statements of its U.S. subsidiary:

	2024		2023		2022
	Year-end rate	Average rate	Year-end rate	Average rate	Year-end rate	Average rate
Euros per U.S. dollar	0.96256	0.92417	0.90498	0.92460	0.93756	0.94888

Summary of correction of the deferred liabilities impacted Consolidated Statement of Financial Position

This correction of the deferred liabilities resulted in the following impact to the Consolidated Statement of Financial Position:

	Year ended December 31, 2023			Year ended December 31, 2022
	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated
	(Euros in thousands)			(Euros in thousands)
Total assets	509,965	—	509,965	407,820	—	407,820
Total current liabilities	156,552	—	156,552	106,452	—	106,452
Deferred tax liabilities	—	7,466	7,466	—	9,811	9,811
Total non-current liabilities	128,329	7,466	135,795	88,204	9,811	98,015
Total liabilities	284,881	7,466	292,347	194,656	9,811	204,467
Shareholder's equity (deficit)
Share capital	847	—	847	767	—	767
Share premium	823,166	—	823,166	714,177	—	714,177
Accumulated deficit	(597,293)	(7,466)	(604,759)	(500,299)	(9,811)	(510,110)
Other reserves	(1,636)	—	(1,636)	(1,481)	—	(1,481)
Total equity (deficit) attributable to shareholders of the parent	225,084	(7,466)	217,618	213,164	(9,811)	203,353
Total shareholder's equity (deficit)	225,084	(7,466)	217,618	213,164	(9,811)	203,353
Total liabilities and shareholder's equity (deficit)	509,965	—	509,965	407,820	—	407,820

Summary of correction of the deferred liabilities impacted Consolidated Statement of Profit and Loss

This correction of the deferred liabilities resulted in the following impact to the Consolidated Statement of Profit and Loss:

	Year ended December 31, 2023			Year ended December 31, 2022
	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated
	(Euros in thousands)			(Euros in thousands)
Profit/(loss) before taxes	(96,994)	—	(96,994)	42,036	—	42,036
Taxes on income	—	2,345	2,345	(4,522)	(9,811)	(14,333)
Net profit/(loss)	(96,994)	2,345	(94,649)	37,514	(9,811)	27,703
Attributable to:
Equity holders of the parent	(96,994)	2,345	(94,649)	37,514	(9,811)	27,703
Non-controlling interest	—	—	—	—	—	—
Net profit/(loss)	(96,994)	2,345	(94,649)	37,514	(9,811)	27,703
Net profit/(loss) per share
Basic	(1.20)	0.02	(1.18)	0.56	(0.15)	0.41
Diluted	(1.20)	0.02	(1.18)	0.55	(0.15)	0.40
Weighted average shares outstanding
Basic	80,546,682	—	80,546,682	67,220,824	—	67,220,824
Diluted	80,546,682	—	80,546,682	68,824,906	—	68,824,906

Summary of correction of the deferred liabilities impacted Consolidated Statement of Cash Flows

This correction of the deferred liabilities resulted in the following impact to the Consolidated Statement of Cash Flows:

	Year ended December 31, 2023			Year ended December 31, 2022
	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated
	(Euros in thousands)			(Euros in thousands)
Net profit/(loss)	(96,994)	2,345	(94,649)	37,514	(9,811)	27,703
Taxes on income	—	(2,345)	(2,345)	4,522	9,811	14,333
Profit/(loss) before taxation	(96,994)	—	(96,994)	42,036	—	42,036
Net cash provided by/(used in) operating activities	18,228	—	18,228	100,131	—	100,131
Net cash provided by/(used in) investing activities	(31,388)	—	(31,388)	(209,791)	—	(209,791)
Net cash provided by/(used in) financing activities	84,516	—	84,516	123,710	—	123,710
Net increase in cash and cash equivalents	71,356	—	71,356	14,050	—	14,050
Cash and cash equivalents at beginning of period	148,519	—	148,519	132,994	—	132,994
Effects of exchange rate changes on cash and cash equivalents	(1,403)	—	(1,403)	1,475	—	1,475
Cash and cash equivalents at end of period	218,472	—	218,472	148,519	—	148,519

Corrections of Prior Period Errors [Member]
Basis of Presentation [Line Items]
Summary of correction of the deferred liabilities impacted Consolidated Statement of Financial Position

This correction of the deferred liabilities resulted in the following impact to the Unaudited Interim Condensed Consolidated Statement of Financial Position:

	Three months ended September 30, 2024			Three months ended June 30, 2024
	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated
	(Euros in thousands)			(Euros in thousands)
Total assets	577,233	—	577,233	626,967	—	626,967
Total current liabilities	128,912	—	128,912	149,546	—	149,546
Deferred tax liabilities	—	3,358	3,358	—	6,623	6,623
Total non-current liabilities	65,795	3,358	69,153	89,533	6,623	96,156
Total liabilities	194,707	3,358	198,065	239,079	6,623	245,702
Shareholder's equity (deficit)
Share capital	1,031	—	1,031	1,031	—	1,031
Share premium	1,010,648	—	1,010,648	1,006,064	—	1,006,064
Accumulated deficit	(626,938)	(3,358)	(630,296)	(618,369)	(6,623)	(624,992)
Other reserves	(2,215)	—	(2,215)	(838)	—	(838)
Total equity (deficit) attributable to shareholders of the parent	382,526	(3,358)	379,168	387,888	(6,623)	381,265
Total shareholder's equity (deficit)	382,526	(3,358)	379,168	387,888	(6,623)	381,265
Total liabilities and shareholder's equity (deficit)	577,233	—	577,233	626,967	—	626,967

	Three months ended March 31, 2024
	As previously reported	Adjustment	As restated
	(Euros in thousands)
Total assets	653,125	—	653,125
Total current liabilities	149,104	—	149,104
Deferred tax liabilities	—	6,653	6,653
Total non-current liabilities	103,235	6,653	109,888
Total liabilities	252,339	6,653	258,992
Shareholder's equity (deficit)
Share capital	1,031	—	1,031
Share premium	1,001,402	—	1,001,402
Accumulated deficit	(600,347)	(6,653)	(607,000)
Other reserves	(1,300)	—	(1,300)
Total equity (deficit) attributable to shareholders of the parent	400,786	(6,653)	394,133
Total shareholder's equity (deficit)	400,786	(6,653)	394,133
Total liabilities and shareholder's equity (deficit)	653,125	—	653,125

Summary of correction of the deferred liabilities impacted Consolidated Statement of Profit and Loss

This correction of the deferred liabilities resulted in the following impact to the Unaudited Interim Condensed Consolidated Statement of Profit and Loss:

	Three months ended September 30, 2024			Three months ended June 30, 2024
	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated
	(Euros in thousands)			(Euros in thousands)
Profit/(loss) before taxes	(2,353)	—	(2,353)	(17,852)	—	(17,852)
Taxes on income	(6,217)	3,265	(2,952)	(170)	30	(140)
Net profit/(loss)	(8,570)	3,265	(5,305)	(18,022)	30	(17,992)
Attributable to:
Equity holders of the parent	(8,570)	3,265	(5,305)	(18,022)	30	(17,992)
Non-controlling interest	—	—	—	—	—	—
Net profit/(loss)	(8,570)	3,265	(5,305)	(18,022)	30	(17,992)
Net profit/(loss) per share
Basic	(0.08)	0.03	(0.05)	(0.17)	—	(0.17)
Diluted	(0.11)	0.03	(0.08)	(0.17)	—	(0.17)
Weighted average shares outstanding
Basic	103,107,543	—	103,107,543	103,071,657	—	103,071,657
Diluted	110,295,043	—	110,295,043	103,071,657	—	103,071,657

	Three months ended March 31, 2024
	As previously reported	Adjustment	As restated
	(Euros in thousands)
Profit/(loss) before taxes	(1,722)	—	(1,722)
Taxes on income	(1,332)	814	(518)
Net profit/(loss)	(3,054)	814	(2,240)
Attributable to:
Equity holders of the parent	(3,054)	814	(2,240)
Non-controlling interest	—	—	—
Net profit/(loss)	(3,054)	814	(2,240)
Net profit/(loss) per share
Basic	(0.03)	0.01	(0.02)
Diluted	(0.04)	0.01	(0.03)
Weighted average shares outstanding
Basic	98,740,222	—	98,740,222
Diluted	105,927,222	—	105,927,222

Summary of correction of the deferred liabilities impacted Consolidated Statement of Cash Flows

This correction of the deferred liabilities resulted in the following impact to the Unaudited Interim Condensed Consolidated Statement of Cash Flows:

	Nine months ended September 30, 2024			Six months ended June 30, 2024
	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated
	(Euros in thousands)			(Euros in thousands)
Net profit/(loss)	(29,645)	4,108	(25,537)	(21,076)	843	(20,233)
Taxes on income	7,720	(4,108)	3,612	1,503	(843)	660
Profit/(loss) before taxation	(21,925)	—	(21,925)	(19,573)	—	(19,573)
Net cash provided by/(used in) operating activities	(99,554)	—	(99,554)	(65,825)	—	(65,825)
Net cash provided by/(used in) investing activities	(104,980)	—	(104,980)	(171,993)	—	(171,993)
Net cash provided by/(used in) financing activities	173,326	—	173,326	174,079	—	174,079
Net increase in cash and cash equivalents	(31,208)	—	(31,208)	(63,739)	—	(63,739)
Cash and cash equivalents at beginning of period	218,472	—	218,472	218,472	—	218,472
Effects of exchange rate changes on cash and cash equivalents	1,935	—	1,935	3,410	—	3,410
Cash and cash equivalents at end of period	189,199	—	189,199	158,143	—	158,143

	Three months ended March 31, 2024
	As previously reported	Adjustment	As restated
	(Euros in thousands)
Net profit/(loss)	(3,054)	814	(2,240)
Taxes on income	1,332	(814)	518
Profit/(loss) before taxation	(1,722)	—	(1,722)
Net cash provided by/(used in) operating activities	(32,605)	—	(32,605)
Net cash provided by/(used in) investing activities	(241,818)	—	(241,818)
Net cash provided by/(used in) financing activities	174,645	—	174,645
Net increase in cash and cash equivalents	(99,778)	—	(99,778)
Cash and cash equivalents at beginning of period	218,472	—	218,472
Effects of exchange rate changes on cash and cash equivalents	3,399	—	3,399
Cash and cash equivalents at end of period	122,093	—	122,093